Share-Based Compensation - Summary of Outstanding Restricted Stock Units (Details) - Restricted share units (RSUs)	12 Months Ended
Dec. 31, 2023 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSUs outstanding, beginning balance (in shares) | shares	4,258,000
Number of RSUs granted (in shares) | shares	6,347,000
Number of RSUs vested and settled (in shares) | shares	(1,769,000)
Number of RSUs forfeited (in shares) | shares	(1,974,000)
Number of RSUs outstanding, ending balance (in shares) | shares	6,862,000
Weighted average fair value of RSUs, beginning balance (in dollars per share) | $ / shares	$ 5.71
Weighted average fair value of RSUs, granted (in dollars per share) | $ / shares	1.77
Weighted average fair value of RSUs, vested and settled (in dollars per share) | $ / shares	1.91
Weighted average fair value of RSUs, forfeited (in dollars per share) | $ / shares	3.20
Weighted average fair value of RSUs, ending balance (in dollars per share) | $ / shares	$ 2.91